F/m Emerald Life Sciences Innovation ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Health Care - 99.0%(a)
Biotechnology - 47.3%
89bio, Inc. (b)	217,742	$2,142,581
ACADIA Pharmaceuticals, Inc. (b)	48,449	1,045,045
Akero Therapeutics, Inc. (b)	28,974	1,438,559
Biohaven Ltd. (b)	21,819	323,139
Bridgebio Pharma, Inc. (b)	104,715	3,586,489
Guardant Health, Inc. (b)	39,099	1,588,201
Insmed, Inc. (b)	26,506	1,848,263
KalVista Pharmaceuticals, Inc. (b)	115,128	1,358,510
Madrigal Pharmaceuticals, Inc. (b)	6,057	1,667,250
Novocure Ltd. (b)	34,560	660,442
Savara, Inc. (b)	226,028	515,344
Soleno Therapeutics, Inc. (b)	51,351	3,766,596
Spyre Therapeutics, Inc. (b)	52,546	802,903
Ultragenyx Pharmaceutical, Inc. (b)	59,102	2,011,241
WaVe Life Sciences Ltd. (b)	243,677	1,464,499
		24,219,062
Healthcare Services - 6.6%
RadNet, Inc. (b)	58,579	3,367,707
		$–
Medical Equipment - 26.5%
Alphatec Holdings, Inc. (b)	173,945	2,162,136
Ceribell, Inc. (b)	20,350	342,083
Globus Medical, Inc. - Class A (b)	13,656	808,162
Integer Holdings Corp. (b)	4,338	515,181
LivaNova PLC (b)	74,606	3,226,710
Merit Medical Systems, Inc. (b)	28,020	2,662,741
Orthofix Medical, Inc. (b)	37,625	423,281
TransMedics Group, Inc. (b)	27,048	3,438,342
		13,578,636
Pharmaceuticals - 18.6%
Blueprint Medicines Corp. (b)	25,521	2,586,553
Collegium Pharmaceutical, Inc. (b)	78,725	2,294,046
Corcept Therapeutics, Inc. (b)	17,778	1,378,862
Mural Oncology PLC (b)	77,567	203,226
Travere Therapeutics, Inc. (b)	149,459	2,244,874
United Therapeutics Corp. (b)	2,580	822,633
		9,530,194
Total Health Care		50,695,599
TOTAL COMMON STOCKS (Cost $39,497,836)		50,695,599

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	10,749	538,848
TOTAL EXCHANGE TRADED FUNDS (Cost $539,636)		538,848

TOTAL INVESTMENTS - 100.0% (Cost $40,037,472)		$51,234,447
Liabilities in Excess of Other Assets - 0.0% (d)		(22,898)
TOTAL NET ASSETS - 100.0%		$51,211,549
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m Emerald Life Sciences Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,695,599	$–	$–	$50,695,599
Exchange Traded Funds	538,848	–	–	538,848
Total Investments	$51,234,447	$–	$–	$51,234,447

Refer to the Schedule of Investments for further disaggregation of investment categories.